Net Loss Per Ordinary Share - Schedule of Weighted-Average Ordinary Shares of Securities (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Options [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	10,693,595	11,435,704
Restricted Stock Units [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	10,281,304	7,295,233
Private Warrants [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	3,330,000	3,330,000
Public Warrant [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	5,750,000	5,750,000
Forfeiture Shares [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	359,375	1,006,250